Expense Example - FidelitySmallCapEnhancedIndexFund-PRO - FidelitySmallCapEnhancedIndexFund-PRO - Fidelity Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689